Retirement Benefit Plans (Schedule of effect of one percent change in assumed rate of increase in healthcare costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Effect on aggregate service and interest costs, one percent increase	$ 0.3
Effect on defined benefit obligation, one percent increase	6.9
Effect on aggregate service and interest costs, one percent decrease	(0.3)
Effect on defined benefit obligation, one percent decrease	$ (5.8)